JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES
JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES
MLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2018 and 2017. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2018 and 2017.